Group Variable Annuity Contracts I, II, & III
Lincoln National Variable Annuity Account L
Updating Summary Prospectus for Current Contractowners
May 1, 2023
This updating summary prospectus summarizes certain changes to key features of the Group Variable Annuity Contracts I, II, & III variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Group Variable Annuity Contracts I, II, & III contract.
The prospectus for the Group Variable Annuity Contracts I, II, & III variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-800-341-0441 or by sending an email request to
pwmixccontact@lfg.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-800-341-0441, send an email request to
pwmixccontact@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your Contract.
1

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
•
The address of State Street Bank and Trust Company, the accounting services provider of the Variable Annuity Account, changed to c/o WeWork, 1100 Main Street, Suite 400, Kansas City, MO 64105.
Fund Name Changes:

Former Fund Name	New Fund Name
LVIP BlackRock Global Real Estate Fund	LVIP BlackRock Real Estate Fund
LVIP Delaware REIT Fund	LVIP Delaware U.S. REIT Fund
LVIP Global Income Fund	LVIP Mondrian Global Income Fund
LVIP SSGA Emerging Markets 100 Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

2

Important Information You Should Consider About the Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
The surrender charges applicable to your Contract depend on the version of the Contract that you own. The surrender charge is imposed on the gross withdrawal amount.
•GVA I contract. If you withdraw money during the first 16 Participation Years, you may be assessed a surrender charge of up to 5% of the amount withdrawn, declining to 0% over that time period.
•GVA II contract. If you withdraw money during the first 16 Participation Years, you may be assessed a surrender charge of up to 6% of Purchase Payments withdrawn, declining to 0% over that time period.
•GVA III contract. There is no surrender charge for this Contract.
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge
Transaction Charges
If you participate in a tax deferred retirement plan that allows Participant loans, you may be eligible to take a loan against your Contract Value. Depending on your state of residence, a one-time fee of up to $50 may be charged to set up and process a loan. A one-time fee of up to $30 will be charged to set up the Systematic Withdrawal Option.
•Fee Tables •Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract)	1.00%[1]
	Investment options (fund fees and expenses)	0.23%[2]	1.79%[2]
1 As a percentage of average daily net assets in the Subaccounts. Certain contracts or plans may be eligible for a breakpoint charge of 0.75%
2 As a percentage of fund net assets.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,500	Highest Annual Cost: $3,529
	Assumes:	Assumes:
	•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No surrender charges •No additional Purchase Payments, transfers, or withdrawals	•Investment of $100,000 •5% annual appreciation •Most expensive fund fees and expenses •No surrender charges •No additional Purchase Payments, transfers, or withdrawals
	RISKS			Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.			•Principal Risks •Investments of the Variable Annuity Account
3

	RISKS	Location in Prospectus
Not a Short-Term Investment
•This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, any surrender charges will reduce the value of your Contract or the amount of money that you actually receive.
•The benefits of tax deferral and long-term income also mean the
Contract is more beneficial to investors with a long-term investment horizon.
•Principal Risks •Withdrawals •Fee Tables
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments in the Variable Annuity
Insurance Company Risks
•An investment in the Contract is subject to the risks related to us. Any obligations
(including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-
341-0441 or visiting www.LincolnFinancial.com.
•Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
•The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
•Currently, there is no charge for transfers.
•We reserve the right to remove or substitute the funds that are available as investment options under the Contract.
•Principal Risks •Investments of the Variable Annuity Account •Transfers On and Before the Annuity Commencement Date
	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
•Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
•Your registered representative may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-
cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm.
•This potential conflict of interest may influence your registered representative to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
•Distribution of the Contracts •Principal Risks
Exchanges
•If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new
Contract rather than continue to own your existing contract.
•Replacement of Existing Insurance
4

Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-341-0441 or by sending an email request to pwmixccontact@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Large Cap Growth Portfolio - Class B	0.90%	-28.69%	11.26%	14.79%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B	1.15%[2]	-27.17%	7.72%	9.99%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	American Century VP Balanced Fund - Class I	0.83%[2]	-17.27%	4.43%	6.64%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	-24.74%	7.06%	10.15%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	-29.94%	11.14%	13.64%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2	0.53%	-16.49%	7.83%	11.54%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	-20.79%	-1.03%	3.92%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A	0.83%	-7.42%	2.83%	2.44%
To obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short- term instruments.	Fidelity® VIP Asset Manager Portfolio - Initial Class	0.60%	-14.94%	3.75%	5.66%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.85%	-26.49%	8.39%	11.15%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2	0.73%	-15.97%	3.47%	5.79%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class 2	0.76%	-16.64%	3.84%	6.51%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2	0.79%	-17.09%	4.34%	7.22%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class 2	0.84%	-17.89%	5.12%	8.11%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class 2	0.88%	-18.41%	5.62%	8.44%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class 2	0.88%	-18.45%	5.62%	8.50%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class 2	0.88%	-18.47%	5.61%	8.53%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class 2	0.88%	-18.46%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class 2	0.88%	-18.46%	N/A	N/A
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.61%	-24.46%	12.42%	14.81%
Long-term growth of capital.	Janus Henderson Global Research Portfolio - Institutional Shares	0.64%	-19.41%	6.55%	9.15%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class	0.73%[2]	-15.38%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.55%	-4.70%	2.20%	0.80%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class (formerly LVIP BlackRock Global Real Estate Fund)	0.81%[2]	-28.64%	0.45%	2.92%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	0.69%[2]	-26.73%	6.38%	8.55%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	0.72%[2]	-23.57%	6.75%	7.03%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Standard Class[3]	0.37%	-13.70%	0.17%	1.17%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class[3]	0.54%[2]	-13.86%	0.41%	1.35%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Standard Class[3]	0.74%[2]	-11.41%	2.09%	3.21%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Service Class[3]	1.10%[2]	-13.99%	5.78%	10.18%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Standard Class[3]	0.44%	-19.71%	8.88%	11.78%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware REIT Fund)	1.13%[2]	-25.53%	2.10%	4.92%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Standard Class[3]	0.71%[2]	-11.21%	2.86%	5.39%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.39%[2]	-15.25%	8.70%	11.99%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	0.72%[2]	-12.06%	3.56%	4.82%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.46%[2]	-11.83%	-1.46%	0.34%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.76%[2]	-15.40%	1.39%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.75%[2]	-18.68%	1.05%	3.74%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.74%[2]	-17.38%	1.11%	3.56%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class	0.66%[2]	-13.33%	1.79%	3.73%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	0.76%[2]	-9.17%	4.14%	6.71%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class (formerly LVIP Global Income Fund)	0.64%[2]	-15.13%	-1.32%	-0.42%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class	0.76%[2]	-10.76%	-0.25%	3.60%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.37%[2]	-13.44%	-0.32%	0.70%
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	0.56%[2]	-14.33%	1.87%	3.57%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	-14.32%	1.49%	4.32%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class	0.60%[2]	-16.83%	-0.99%	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	-18.31%	9.15%	12.29%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	-20.78%	3.69%	8.56%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class	0.66%[2]	-15.18%	3.53%	4.67%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class	0.68%[2]	-16.87%	4.20%	5.25%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class	0.70%[2]	-17.74%	4.96%	5.87%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class	0.71%[2]	-17.95%	5.33%	6.46%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class	0.71%[2]	-17.87%	N/A	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	0.73%[2]	-24.52%	8.55%	12.00%
Long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio - I Class	0.93%	-18.45%	7.40%	10.89%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	T. Rowe Price International Stock Portfolio	0.95%[2]	-15.81%	1.37%	4.55%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by licensee. The Index is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
5
“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
6
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

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This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2023, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-04999; 811-07645
EDGAR Contract Identifier C000030965